SUBSEQUENT EVENTS - Registered Direct Offering (Details) - USD ($)			6 Months Ended
	Mar. 20, 2026	Jan. 30, 2026	Jun. 30, 2026	Mar. 30, 2026	Mar. 22, 2026	Feb. 05, 2026	Dec. 31, 2025	Oct. 31, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
Common stock, par value (in dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Warrants to purchase shares of common stock						7,703
Exercise price of warrant					$ 29.06	$ 137.5		$ 137.5
Proceeds received related to equity line of credit (ELOC)			$ 1,571,000
March 2026 Registered Direct Offering
SUBSEQUENT EVENTS
Purchase price of common stock	$ 11.52
Net proceeds from issuance of equity	$ 2,600,000		$ 2,617,000
Subsequent events
SUBSEQUENT EVENTS
Warrants to purchase shares of common stock				465,040
Exercise price of warrant				$ 29.11
Subsequent events | January 2026 Registered Direct Offering
SUBSEQUENT EVENTS
Sale of investor shares (in shares)		13,543
Common stock, par value (in dollars per share)		$ 0.0001
Purchase price of common stock		$ 25
Issuance of pre-funded warrants		13,678
Exercise less amount		$ 25
Net proceeds from issuance of equity		$ 680,500
Subsequent events | January 2026 Registered Direct Offering | January 2026 prefunded warrants
SUBSEQUENT EVENTS
Issuance of pre-funded warrants		13,678
Exercise price of warrant		$ 0.0001
Subsequent events | March 2026 Registered Direct Offering
SUBSEQUENT EVENTS
Sale of investor shares (in shares)	227,307
Purchase price of common stock	$ 11.52
Proceeds received related to equity line of credit (ELOC)	$ 2,617,440